Note 12 - Other Non-current Assets and Other Liabilities - Schedule of Other Assets and Other Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
VAT receivable	[1]	$ 1,676	$ 7,734
Non-current derivative assets		2,460	8,339
Prepayments for property, plant and equipment		349	8,763
Reclamation deposits	[2]	92	47,083
Receivable from Orion (note 7)		25,000	0
Long-term inventory		1,734	1,747
Other		773	3,435
Total other non-current assets		32,084	77,101
Non-current (note 12)		14,053	14,340
Post-retirement benefits		4,382	4,060
Non-current derivative liabilities	[3]	990	3,141
Total other non-current liabilities		$ 19,425	$ 21,541

[1]	Relates to the Öksüt Mine.
[2]	The decrease relates primarily to the derecognition of amounts upon loss of control of the Kumtor Mine (note 5).
[3]	Relates to the diesel, foreign exchange and copper hedging contracts (note 27).